NET REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition for the three and six month periods ended June 30, 2023 and 2022. The Company believes these categories best depict the nature and timing of revenue:

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Type of goods and services:
Wafer fabrication	$1,727	$1,884	$3,407	$3,709
Engineering and other pre-fabrication services	118	109	279	224
	$1,845	$1,993	$3,686	$3,933

Timing of revenue recognition:
Revenue recognized over time	$108	$106	$215	$233
Revenue recognized at a point in time	1,737	1,887	3,471	3,700
	$1,845	$1,993	$3,686	$3,933